Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Share Units
Summary of Restricted Shares Activity

The following table summarizes the RSUs activity for the years ended December 31, 2017, 2018 and 2019:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding at January 1, 2017	—	—
Granted	71,200,000	1.56
Vested	(39,170,000)	1.57
Outstanding at December 31, 2017 and 2018	32,030,000	1.55
Forfeited	(2,368,461)	1.51
Vested	(13,928,205)	1.59
Outstanding at December 31, 2019	15,733,334	1.51

Restricted Ordinary Shares
Summary of Restricted Shares Activity

The following table summarizes the restricted ordinary shares activity under Replacement Agreement for the years ended December 31, 2018 and 2019:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding at January 1, 2018	—	—
Granted	19,594,000	2.56
Forfeited	(2,000,000)	2.56
Outstanding at December 31, 2018	17,594,000	2.56
Forfeited	(1,594,000)	2.56
Vested	(16,000,000)	2.56
Outstanding at December 31, 2019	—	—